Risk Management - Summary of Maturity Analysis for Non Derivative Financial Liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		₩ 22,650,800	₩ 23,942,549
Debt securities		126,906,032	131,182,096
Lease liabilities		4,120,634	4,235,100
Trade and other payables	[1]	10,321,100	10,264,050
Financial guarantee contracts	[2]	5,151,554	4,399,189
Non-derivative financial liabilities, undiscounted cash flows		169,150,120	174,022,984
Financial guarantee liabilities		30,924	49,992
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		18,887,527	20,347,945
Debt securities		28,967,125	30,530,984
Lease liabilities		632,878	641,525
Trade and other payables	[1]	8,807,823	8,477,209
Financial guarantee contracts	[2]	3,156,187	121,415
Non-derivative financial liabilities, undiscounted cash flows		60,451,540	60,119,078
1~2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		430,883	187,896
Debt securities		29,601,867	28,858,140
Lease liabilities		553,030	588,850
Trade and other payables	[1]	354,778	364,443
Financial guarantee contracts	[2]	1,712,801	2,546,689
Non-derivative financial liabilities, undiscounted cash flows		32,653,359	32,546,018
2~5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		1,300,087	627,467
Debt securities		39,451,207	41,793,383
Lease liabilities		1,264,310	1,309,995
Trade and other payables	[1]	631,653	833,394
Financial guarantee contracts	[2]	270,806	1,645,488
Non-derivative financial liabilities, undiscounted cash flows		42,918,063	46,209,727
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		2,032,303	2,779,241
Debt securities		28,885,833	29,999,589
Lease liabilities		1,670,416	1,694,730
Trade and other payables	[1]	526,846	589,004
Financial guarantee contracts	[2]	11,760	85,597
Non-derivative financial liabilities, undiscounted cash flows		₩ 33,127,158	₩ 35,148,161

[1]	Excludes lease liabilities.
[2]	This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2023 and 2024 are ￦49,992 and ￦30,924 million, respectively.